FAIR VALUE MEASUREMENT - Roll forward of level 3 companies investment (Details) - Level 3	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
eLong
Roll forward of Level 3 investment
Effect of exchange rate change		¥ 98,468,430
Transfer in and/or out of level 3		1,778,322,045
The change in fair value of investment		1,154,948
Fair value of Level 3 investment, ending balance	$ 270,480,401	1,877,945,423
LY.com
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		1,745,309,616	¥ 1,547,844,523
The change in fair value of investment		(221,873,496)	197,465,093
Fair value of Level 3 investment, ending balance	219,420,441	1,523,436,120	1,745,309,616
Easy Go
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		527,301,676	627,905,501
Effect of exchange rate change		18,277,885	13,372,961
Disposal of investment		(317,261,674)
The change in fair value of investment			(113,976,786)
Fair value of Level 3 investment, ending balance	32,884,616	228,317,887	527,301,676
Others
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		316,742,816	207,514,062
Effect of exchange rate change		4,847,716	7,103,210
Transfer in and/or out of level 3		(190,921,630)	94,928,814
Other than temporary impairment		(36,357,902)
The change in fair value of investment			7,196,730
Fair value of Level 3 investment, ending balance	13,583,609	94,311,000	316,742,816
Available-for-sale securities. | Tujia
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		2,876,749,196
Effect of exchange rate change		203,797,833	53,534,169
Transfer in and/or out of level 3			2,784,302,479
The change in fair value of investment		1,038,751	38,912,548
Fair value of Level 3 investment, ending balance	$ 443,840,671	¥ 3,081,585,780	¥ 2,876,749,196